Other Intangible Assets, net and Goodwill - Change in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 6,042,964	$ 1,328,045
Divestiture			(9,129)
Impact of foreign currency fluctuations and other		(83,887)	222,154
Goodwill, Ending Balance		7,904,863	6,042,964
Decrease to goodwill, purchase accounting adjustments		(1,945,786)	(4,501,894)
CPA Global
Goodwill [Line Items]
Decrease to goodwill, purchase accounting adjustments		26,886
IncoPat
Goodwill [Line Items]
Decrease to goodwill, purchase accounting adjustments		136
Discontinued Operations, Disposed of by Sale | Techstreet Business
Goodwill [Line Items]
Divestiture	$ (9,129)
IP Segment
Goodwill [Line Items]
Goodwill, Beginning Balance		3,920,228	418,127
Divestiture			(9,129)
Impact of foreign currency fluctuations and other		(82,275)	221,547
Goodwill, Ending Balance		3,864,975	3,920,228
Decrease to goodwill, purchase accounting adjustments		(27,022)	(3,289,683)
Academia & Government Group
Goodwill [Line Items]
Goodwill, Beginning Balance		1,077,555	719,140
Impact of foreign currency fluctuations and other		(924)	607
Goodwill, Ending Balance		2,862,625	1,077,555
Decrease to goodwill, purchase accounting adjustments		(1,785,994)	(357,808)
Life Sciences and Healthcare Group
Goodwill [Line Items]
Goodwill, Beginning Balance		1,045,181	190,778
Impact of foreign currency fluctuations and other		(688)	0
Goodwill, Ending Balance		1,177,263	1,045,181
Decrease to goodwill, purchase accounting adjustments		$ (132,770)	$ (854,403)